CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($)		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012		$ 406,077		$ 5,102	$ 251,628	$ 227,117	$ (77,770)
Balance (in shares) at Dec. 31, 2012				5,101,770
Net loss		(177,996)		$ 0	0	(177,996)	0
Foreign currency translation adjustment, net of tax		(109,584)	[1]	0	0	0	(109,584)
Effect of valuation allowance against deferred tax asset related to foreign currency translation adjustment		(64,213)
Balance at Dec. 31, 2013		118,497		$ 5,102	251,628	49,121	(187,354)
Balance (in shares) at Dec. 31, 2013				5,101,770
Net loss		(4,509,250)		$ 0	0	(4,509,250)	0
Foreign currency translation adjustment, net of tax	[1]	(21,608)
Foreign currency translation adjustment		120,337		0	0	0	120,337
Effect of valuation allowance against deferred tax asset related to foreign currency translation adjustment		(141,945)		0	0	0	(141,945)
Issuance of common stock, net of fees and expenses of issuance		16,284,568		$ 4,080	16,280,488	0	0
Issuance of common stock, net of fees and expenses of issuance (in shares)				4,080,000
Shares issued on conversion of note		587,835		$ 118	587,717	0	0
Shares issued on conversion of note (in shares)				117,567
Shares issued to acquired businesses		1,601,677		$ 412	1,601,265	0	0
Shares issued to acquired businesses (in shares)				412,267
Stock-based compensation expense		258,878		$ 0	258,878	0	0
Balance at Dec. 31, 2014		14,320,597		$ 9,712	18,979,976	(4,460,129)	(208,962)
Balance (in shares) at Dec. 31, 2014				9,711,604
Net loss		(1,165,910)		$ 0	0	(1,165,910)	0
Foreign currency translation adjustment, net of tax		(40,789)
Foreign currency translation adjustment		(40,789)		0	0	0	(40,789)
Forfeiture of shares issued to acquired businesses		(132,879)		$ (53)	(132,826)	0	0
Forfeiture of shares issued to acquired businesses (in shares)				(53,797)
Stock-based compensation expense		119,202		$ 0	119,202	0	0
Balance at Mar. 31, 2015		$ 13,100,221		$ 9,659	$ 18,966,352	$ (5,626,039)	$ (249,751)
Balance (in shares) at Mar. 31, 2015				9,657,807

[1]	Net of taxes of $141,945 and $64,213 for the years ended December 31, 2014 and December 31, 2013, respectively.